UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-22858

WST Investment Trust
(Exact name of registrant as specified in charter)

150 W. Main Street, Suite 1700 Norfolk, VA	23510-1666
(Address of principal executive offices)	(Zip code)

Carol J. Highsmith

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(866) 515-4626

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

WST INVESTMENT TRUST

WSTCM CREDIT SELECT

RISK-MANAGED FUND

Annual Report

August 31, 2023

Investment Advisor	Administrator
Wilbanks, Smith & Thomas Asset	Ultimus Fund Solutions, LLC
Management, LLC,	P.O. Box 46707
d/b/a WST Capital Management	Cincinnati, Ohio 45246-0707
150 W. Main, Suite 1700	1-866-515-4626
Norfolk, VA 23510

WST INVESTMENT TRUST
LETTER TO SHAREHOLDERS	September 22, 2023

Dear Shareholder:

Thank you for being a shareholder of the WSTCM Credit Select Risk-Managed Fund (“the Fund”). WST Capital Management (“WST” or the “Advisor”) values your investment in the Fund and your trust in our strategy. The one-year period ended August 31, 2023, can be summarized by several key themes: the resurgence of inflationary pressures, the subsequent monetary policy by the Federal Reserve (the “Fed”) and a stronger than expected U.S. economy. In 2022, the Fed began implementing the most aggressive tightening cycle in history in response to rising consumer prices. The restrictive policy measures continued through 2023 as the Fed pushed rates to levels last seen prior to the Great Financial Crisis. Investors witnessed an inversion in the Treasury curve as monetary policy led to short-term yields increasing at a faster pace than long-term yields. The rise in rates over the past year has resulted in bond market volatility reaching all-time highs and serving as a headwind for fixed income assets. Market participants have anticipated a recession; however, the U.S. economy has remained resilient in the face of economic uncertainty. Robust consumer spending, record state budget surpluses and a tight labor market have supported economic growth.

Given the defensive rotations consistent with the risk-managed design, the Fund has managed to weather the volatility seen in bond markets over the past year. Positioning has been moderately aggressive during this period as the Fund seeks to enhance total return while also mitigating the large drawdowns experienced by fixed income in 2022. The defensive positioning relative to the broader high yield market has resulted in relative underperformance compared to the Fund’s primary index.

The Fund’s investment process allocates assets between high-yield securities and investment grade securities using a proprietary quantitative model. This strategy employs a combination of short-, intermediate-, and long-term trend-following techniques to identify periods of favorable or unfavorable market conditions for high-yield and investment grade securities. In allocating portfolio investments between high-yield securities and investment grade securities including floating-rate funds, WST may consider multiple factors, including those related to credit, duration, the Fed policy and its expectations for the future course of interest rates and the then-prevailing price and yield levels in the debt market. WST selects securities for their potential for interest income, capital appreciation, or both.

As of August 31, 2023, the Fund had net assets of $139.5 million, allocated 82% to high yield securities and 18% to cash equivalents.

For the twelve-month period ended August 31, 2023, the Institutional Class shares of the Fund had a total return of 1.86%. During that time, the Fund’s primary index, Bloomberg U.S. Corporate High Yield Bond Index, returned 7.16% and the Bloomberg U.S. Aggregate Bond Index returned -1.19%.

In conclusion, markets change over time, and although we may not know when these changes will occur, we do know that changing markets bring new investment opportunities. The Fund aims to capitalize on these opportunities as they arise. We look forward to providing you with a solution that we believe will capture the benefits of rules-based investing founded on sound academic and industry research.

Sincerely,

Roger H. Scheffel Jr., Portfolio Manager WST Capital Management

a division of Wilbanks, Smith & Thomas Asset Management, LLC

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. For performance information current to the most recent month-end, please call 1-866-515-4626.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please call 1-866-515-4626 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Foreside Fund Services, LLC.

The Letter to Shareholders seeks to describe some of the Advisor’s current opinions and views of the financial markets. Although the Advisor believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

Statements in the Letter to Shareholders that reflect projections or expectation for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward- looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and changes in interest rates. Past performance is not a guarantee of future results.

WSTCM CREDIT SELECT RISK-MANAGED FUND PERFORMANCE INFORMATION August 31, 2023 (Unaudited)

Comparison of the Change in Value of a $100,000 Investment in

WSTCM Credit Select Risk-Managed Fund - Institutional Class(a) and

the Bloomberg U.S. Corporate High Yield Bond Index

Average Annual Total Returns
(for the periods ended August 31, 2023)

			Since
	1 Year	5 Years	Inception(c)
WSTCM Credit Select Risk-Managed Fund - Institutional Class (b)	1.86%	3.38%	3.48%
WSTCM Credit Select Risk-Managed Fund - Investor Class (b)	1.35%	3.02%	3.18%
Bloomberg U.S. Corporate High Yield Bond Index	7.16%	3.32%	4.09%

(a)	The line graph above represents performance of the Institutional Class only, which will vary from the performance of the Investor Class based on the difference in fees paid by shareholders in the different classes.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gain distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Fund commenced operations on September 30, 2014.

WSTCM CREDIT SELECT RISK-MANAGED FUND
PORTFOLIO INFORMATION
August 31, 2023 (Unaudited)

Asset Allocation

(% of Net Assets)

WSTCM CREDIT SELECT RISK-MANAGED FUND
SCHEDULE OF INVESTMENTS
August 31, 2023
EXCHANGE-TRADED FUNDS — 51.3%	Shares	Value
Invesco Senior Loan ETF	593,000	$12,506,370
iShares 0-5 Year High Yield Corporate Bond ETF	517,000	21,512,370
iShares Fallen Angels USD Bond ETF	492,000	12,516,480
SPDR Portfolio High Yield Bond ETF (a)	1,090,000	24,982,800
TOTAL EXCHANGE-TRADED FUNDS (Cost $71,288,496)		$71,518,020

OPEN-END FUNDS — 30.6%	Shares	Value
AB High Income Fund - Advisor Class	481,596	$3,217,060
American High-Income Trust - Class F-2	120,215	1,104,779
BlackRock High Yield Bond Fund - Institutional Class	197,641	1,347,914
BrandywineGLOBAL High Yield Fund - Class IS	103,385	1,011,109
Federated Hermes Institutional High Yield Bond Fund - Institutional Shares	2	13
Fidelity Advisor Floating Rate High Income Fund - Class I	271,150	2,505,423
Fidelity Capital & Income Fund	164,776	1,547,250
Franklin High Income Fund - Advisor Class	2,022,155	3,356,777
Guggenheim Floating Rate Strategies Fund - Institutional Class	101,999	2,504,080
Janus Henderson High-Yield Fund - Class N	22,362	157,655
Lord Abbett Floating Rate Fund - Class I	309,023	2,500,000
Lord Abbett High Yield Fund - Class I	243,184	1,500,445
MainStay MacKay High Yield Corporate Bond Fund - Class I	656,435	3,308,432
MainStay MacKay Short Duration High Yield Fund - Class I	575,025	5,353,486
MFS High Income Fund - Institutional Class	4	12
Neuberger Berman High Income Bond Fund - Institutional Class	2	14
Osterweis Strategic Income Fund - Class I	603,370	6,498,298
PGIM High Yield Fund - Class Z	4	20
PIMCO High Yield Spectrum Fund - Institutional Class	237,096	2,053,254
T Rowe Price Floating Rate Fund - Class I	271,444	2,502,714
TIAA-CREF High-Yield Fund - Institutional Class	2	14
Transamerica High Yield Bond - Class I	2	13
Vanguard High-Yield Corporate Fund - Admiral Shares	422,128	2,207,729
TOTAL OPEN-END FUNDS (Cost $42,224,651)		$42,676,491

WSTCM CREDIT SELECT RISK-MANAGED FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 18.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 5.21% (b)	7,948,829	$7,948,829
First American Treasury Obligations Fund - Class Z, 5.22% (b)	8,143,919	8,143,919
Invesco Treasury Portfolio - Institutional Class, 5.25% (b)	8,996,817	8,996,817
TOTAL MONEY MARKET FUNDS (Cost $25,089,565)		$25,089,565

TOTAL INVESTMENTS AT VALUE — 99.9% (Cost $138,602,712)		$139,284,076

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		215,031

NET ASSETS — 100.0%		$139,499,107

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of August 31, 2023.

See Accompanying Notes to Financial Statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2023
ASSETS
Investments in securities:
At cost	$138,602,712
At value (Note 2)	$139,284,076
Receivable for capital shares sold	28,610
Dividends receivable	278,984
Other assets	41,766
TOTAL ASSETS	139,633,436

LIABILITIES
Payable for capital shares redeemed	44,150
Payable to Advisor (Note 4)	63,291
Payable to administrator (Note 4)	18,760
Accrued distribution fees (Note 5)	1,644
Other accrued expenses	6,484
TOTAL LIABILITIES	134,329

NET ASSETS	$139,499,107

NET ASSETS CONSIST OF:
Paid-in capital	$143,435,298
Accumulated deficit	(3,936,191)
NET ASSETS	$139,499,107

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$133,237,865
Shares of Institutional Shares outstanding (unlimited number of shares authorized, no par value)	12,978,775
Net asset value, offering and redemption price per share (Note 2)	$10.27

PRICING OF INVESTOR SHARES
Net assets applicable to Investor Shares	$6,261,242
Shares of Investor Shares outstanding (unlimited number of shares authorized, no par value)	611,014
Net asset value, offering and redemption price per share (Note 2)	$10.25

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND
STATEMENT OF OPERATIONS
For the Year Ended August 31, 2023
INVESTMENT INCOME
Dividends	$7,158,226

EXPENSES
Management fees (Note 4)	828,806
Administration fees (Note 4)	138,161
Fund accounting fees (Note 4)	49,810
Legal fees	45,027
Registration and filing fees	44,660
Transfer agent fees, Institutional Class (Note 4)	18,000
Transfer agent fees, Investor Class (Note 4)	14,750
Distribution fees, Investor Class (Note 5)	27,692
Insurance expense	23,487
Trustees’ fees and expenses (Note 4)	21,928
Audit and tax services fees	18,650
Shareholder reporting expenses	17,441
Custodian and bank service fees	15,462
Postage and supplies	9,767
Other expenses	17,751
NET EXPENSES	1,291,392
Expense reimbursements by the Advisor (Note 4)	(18,522)
TOTAL EXPENSES	1,272,870

NET INVESTMENT INCOME	5,885,356

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from investment transactions	(4,763,907)
Long-term capital gains distributions from regulated investment companies	35,535
Net change in unrealized appreciation (depreciation) on investments	1,323,614
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(3,404,758)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,480,598

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year	Year
	Ended	Ended
	August 31,	August 31,
	2023	2022
FROM OPERATIONS
Net investment income	$5,885,356	$1,101,713
Net realized gains (losses) from investments	(4,763,907)	956,091
Long-term capital gains distributions from regulated investment companies	35,535	—
Net change in unrealized appreciation (depreciation) on investments	1,323,614	(4,531,145)
Net increase (decrease) in net assets resulting from operations	2,480,598	(2,473,341)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares	(4,479,245)	(1,828,614)
Investor Shares	(349,741)	(292,431)
Decrease in net assets from distributions to shareholders	(4,828,986)	(2,121,045)

CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	44,713,361	64,588,849
Net asset value of shares issued in reinvestment of distributions	4,343,324	1,804,507
Payments for shares redeemed	(28,168,495)	(10,705,203)
Net increase in Institutional Shares net assets from capital share transactions	20,888,190	55,688,153

Investor Shares
Proceeds from shares sold	1,722,614	11,575,271
Net asset value of shares issued in reinvestment of distributions	348,162	291,920
Payments for shares redeemed	(14,480,281)	(6,844,808)
Net increase (decrease) in Investor Shares net assets from capital share transactions	(12,409,505)	5,022,383

TOTAL INCREASE IN NET ASSETS	6,130,297	56,116,150

NET ASSETS
Beginning of year	133,368,810	77,252,660
End of year	$139,499,107	$133,368,810

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Year	Year
	Ended	Ended
	August 31,	August 31,
	2023	2022
CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	4,316,724	6,101,985
Shares reinvested	423,009	168,488
Shares redeemed	(2,718,978)	(1,004,258)
Net increase in shares outstanding	2,020,755	5,266,215
Shares outstanding, beginning of year	10,958,020	5,691,805
Shares outstanding, end of year	12,978,775	10,958,020

Investor Shares
Shares sold	165,851	1,102,498
Shares reinvested	33,910	27,232
Shares redeemed	(1,402,080)	(645,776)
Net increase (decrease) in shares outstanding	(1,202,319)	483,954
Shares outstanding, beginning of year	1,813,333	1,329,379
Shares outstanding, end of year	611,014	1,813,333

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND
INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year		Year		Year	Year		Year
	Ended		Ended		Ended	Ended		Ended
	August 31,		August 31,		August 31,	August 31,		August 31,
	2023		2022		2021	2020		2019
Net asset value at beginning of year	$10.45		$11.01		$10.59	$10.18		$10.28
Income (loss) from investment operations:
Net investment income (a)(b)	0.45		0.13		0.32	0.31		0.33
Net realized and unrealized gains (losses) on investments	(0.26)		(0.40)		0.36	0.53		(0.06)
Total from investment operations	0.19		(0.27)		0.68	0.84		0.27
Less distributions from:
Net investment income	(0.37)		(0.29)		(0.26)	(0.43)		(0.37)
Net asset value at end of year	$10.27		$10.45		$11.01	$10.59		$10.18
Total return (c)	1.86%		(2.49%)		6.47%	8.60%		2.81%
Net assets at end of year (000’s)	$133,238		$114,457		$62,659	$21,900		$16,570
Ratios/supplementary data:
Ratio of total expenses to average net assets (d)	0.89%		0.97%		1.05%	1.22%		1.08%
Ratio of net expenses to average net assets (d)	0.88	% (e)	0.97	% (e)	1.05%	1.15	% (e)	1.08%
Ratio of net investment income to average net assets (a)	4.31	% (e)	1.22	% (e)	2.99%	3.05	% (e)	3.31%
Portfolio turnover rate	879%		837%		337%	589%		524%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(b)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(d)	Ratio does not include expenses of the investment companies in which the Fund invests.

(e)	Ratio was determined after expense reimbursements (Note 4).

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND
INVESTOR SHARES
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year		Year		Year	Year		Year
	Ended		Ended		Ended	Ended		Ended
	August 31,		August 31,		August 31,	August 31,		August 31,
	2023		2022		2021	2020		2019
Net asset value at beginning of year	$10.43		$10.98		$10.58	$10.14		$10.23
Income (loss) from investment operations:
Net investment income (a)(b)	0.38		0.10		0.28	0.29		0.30
Net realized and unrealized gains (losses) on investments	(0.24)		(0.41)		0.35	0.53		(0.04)
Total from investment operations	0.14		(0.31)		0.63	0.82		0.26
Less distributions from:
Net investment income	(0.32)		(0.24)		(0.23)	(0.38)		(0.35)
Net asset value at end of year	$10.25		$10.43		$10.98	$10.58		$10.14
Total return (c)	1.35%		(2.92%)		6.02%	8.32%		2.71%
Net assets at end of year (000’s)	$6,261		$18,912		$14,594	$29,642		$38,047
Ratios/supplementary data:
Ratio of total expenses to average net assets (d)	1.44%		1.44%		1.40%	1.44%		1.29%
Ratio of net expenses to average net assets (d)	1.40	% (e)	1.39	% (e)	1.40%	1.40	% (e)	1.29%
Ratio of net investment income to average net assets (a)	3.67	% (e)	0.92	% (e)	2.61%	2.91	% (e)	3.00%
Portfolio turnover rate	879%		837%		337%	589%		524%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(b)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(d)	Ratio does not include expenses of the investment companies in which the Fund invests.

(e)	Ratio was determined after expense reimbursements (Note 4).

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2023

1. Organization

WSTCM Credit Select Risk-Managed Fund (the “Fund”) is a diversified series of WST Investment Trust (the “Trust”), an open-end management investment company organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a “fund of funds”, in that the Fund will generally invest in other investment companies.

The investment objective of the Fund is to seek total return from income and capital appreciation.

The Fund offers two classes of shares (each a “Class” and collectively the “Classes”): Institutional Shares (sold without any sales loads or distribution fees, but available only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Fund) and Investor Shares (sold without any sales loads, but subject to a distribution fee of up to 0.25% per annum of the average daily net assets attributable to Investor Shares). Each Class represents an ownership interest in the same investment portfolio and have the same rights but differ primarily in sales charges and the expenses to which they are subject.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Securities valuation – The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. In determining the value of the Fund’s assets, portfolio securities, including exchange-traded funds (“ETFs”), are generally valued using quotations from the primary market in which they are traded. The Fund normally uses third party pricing services to obtain market quotations. To the extent

WSTCM CREDIT SELECT RISK-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

the Fund is invested in other open-end investment companies, including money market funds, that are registered under the 1940 Act and are not traded on an exchange, the Fund’s net asset value per share (“NAV”) is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. When using quoted prices or NAVs reported by underlying investment companies and when the market is considered to be active, securities will be classified as Level 1 (see below). Securities and assets for which market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined by Wilbanks, Smith & Thomas Asset Management, LLC, d/b/a WST Capital Management (the “Advisor”), as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. Fair value pricing may be used, for example, in situations where (i) portfolio securities, such as securities with small capitalizations, are so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) an event occurs after the close of the exchange on which the portfolio security is principally traded that is likely to change the value of the portfolio security prior to the calculation of the Fund’s NAVs; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the calculation of the Fund’s NAVs. In such cases, a portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures, and the fair value price may differ substantially from the price at which the security may ultimately be sold. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

WSTCM CREDIT SELECT RISK-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the Fund’s investments and the inputs used to value the investments as of August 31, 2023:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$71,518,020	$—	$—	$71,518,020
Open-End Funds	42,676,491	—	—	42,676,491
Money Market Funds	25,089,565	—	—	25,089,565
Total	$139,284,076	$—	$—	$139,284,076

The Fund did not hold any derivatives or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended August 31, 2023.

Share valuation – The NAV per share of each Class of the Fund is calculated as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each day the NYSE is open for business. The NAV of each Class of the Fund is calculated by dividing the total value of the assets attributable to that Class, less liabilities attributable to that Class, by the number of shares of that Class outstanding. The offering price and redemption price per share of each Class of the Fund is equal to the NAV of such Class.

Investment transactions and investment income – Investment transactions are accounted for on their trade date. Cost of investments sold is determined on a specific identification basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, if any, is accrued as earned and includes amortization of discounts and premiums.

Allocation between Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each Class of the Fund based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the Class incurring the expense. Common expenses which are not attributable to a specific Class are allocated daily to the Class of shares of the Fund based upon its proportionate share of total net assets of the Fund.

Distributions to shareholders – Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP, and are recorded on the ex-dividend date. The tax character of distributions paid during the years ended August 31, 2023 and 2022 was ordinary income.

WSTCM CREDIT SELECT RISK-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2023:

Tax cost of investments	$139,672,347
Gross unrealized appreciation	$—
Gross unrealized depreciation	(388,271)
Net unrealized depreciation on investments	(388,271)
Undistributed ordinary income	1,336,307
Accumulated capital and other losses	(4,884,227)
Accumulated deficit	$(3,936,191)

The difference between the federal income tax cost of investments and the financial statement cost of portfolio investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

As of August 31, 2023, the Fund had short-term capital loss carryforwards (“CLCFs”) of $4,884,227 for federal income tax purposes. These CLCF’s, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

WSTCM CREDIT SELECT RISK-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

During the year ended August 31, 2023, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed during the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the year ended August 31, 2023, the cost of purchases of investment securities and the proceeds from sales of investment securities, other than short-term investments, amounted to $779,324,381 and $693,086,400, respectively.

4. Transactions with Related Parties

The Managing Principal, and Chief Investment Officer of the Advisor, and the chair of its Investment Committee is also the President of the Trust and is also a member of the Board. Certain other officers of the Trust are also officers of the Advisor, or of Ultimus Fund Solutions, LLC (“Ultimus”), the Trust’s administrator, transfer agent, and fund accounting agent.

COMPENSATION OF TRUSTEES

Trustees of the Trust who are affiliated with the Advisor receive no fees from the Fund. The Fund pays Trustees who are not affiliated with the Advisor a fee of $8,500 each year, plus $500 for each meeting attended in person or by telephone. The Fund reimburses each Trustee and officer of the Trust for his or her travel and other expenses related to attendance at Board or committee meetings, if any.

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Advisor pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.60% of its average daily net assets.

The Advisor has entered into an Expense Limitation Agreement (“ELA”) with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the annual operating expenses of the Fund (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with GAAP, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and payment, if any, under a Rule 12b-1 Distribution Plan) to not more than 1.15% of the average daily net assets allocable to each Class until January 1, 2024. Any fee waivers

WSTCM CREDIT SELECT RISK-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

and expense reimbursements by the Advisor are not subject to recoupment. It is expected that the Fund’s ELA will continue from year-to-year provided such continuance is approved by the Board. The Board may terminate the ELA of the Fund at any time. The Advisor may also terminate the Fund’s ELA at the end of the then-current term upon not less than 90 days’ notice to the Trust. During the year ended August 31, 2023, the Advisor reimbursed $14,554 and $3,968 of other expenses applicable to Institutional Shares and Investor Shares, respectively.

OTHER SERVICE PROVIDERS

Ultimus provides administration, accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Foreside Fund Services, LLC (“Foreside”) serves as the principal underwriter and exclusive agent for the distribution of shares of the Fund. Foreside is not compensated by the Fund except as allowed under the Fund’s Distribution Plan (discussed in Note 5) but instead will be paid by the Advisor who pays Foreside for certain distribution related services.

Effective January 20, 2023, Calfee Strategic Solutions (“Calfee”) provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance support services, pursuant to a Compliance Program Engagement Letter (the “Agreement”) between Calfee and the Trust. Under the terms of the Agreement, Calfee receives fees from the Advisor, not from the Fund. Calfee, not the Trust, pays the CCO for their services.

5. Distribution Plan

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act that allows Investor Shares of the Fund to pay for certain expenses related to the distribution of such Shares, including, but not limited to, payments to securities dealers and other persons (including Foreside) who are engaged in the sale of Investor Shares of the Fund or who render shareholder support services not otherwise provided by Ultimus. The annual limitation for payment of expenses pursuant to the Plan is 0.25% per annum of the Fund’s average daily net assets allocable to Investor Shares. During the year ended August 31, 2023, $27,692 of expenses were incurred under the Plan by Investor Shares of the Fund.

6. Investment in Other Investment Companies

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end mutual funds and money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses)

WSTCM CREDIT SELECT RISK-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

to the extent it invests in shares of other investment companies. As of August 31, 2023, the Fund had 30.6% of the value of its net assets invested in open-end mutual funds and had 51.3% of the value of its net assets invested in ETFs.

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

WSTCM CREDIT SELECT RISK-MANAGED FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of WSTCM Credit Select Risk-Managed Fund and

Board of Trustees of WST Investment Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of WSTCM Credit Select Risk-Managed Fund (the “Fund”), a series of WST Investment Trust, as of August 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2023, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2013.

COHEN & COMPANY, LTD.

Cleveland, Ohio

October 30, 2023

WSTCM CREDIT SELECT RISK-MANAGED FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, class specific expenses (such as Rule 12b-1 distribution fees) and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table that follow are based on an investment of $1,000 made at the beginning of the most recent period (March 1, 2023) and held until the end of the period (August 31, 2023).

The table that follows illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, and does not charge a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

WSTCM CREDIT SELECT RISK-MANAGED FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning	Ending
	Account Value	Account Value	Net	Expenses
	March 1,	August 31,	Expense	Paid During
	2023	2023	Ratio(a)	Period(b)
Institutional Class
Actual Fund Return	$1,000.00	$1,011.40	0.88%	$4.46
Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.77	0.88%	$4.48

Investor Class
Actual Fund Return	$1,000.00	$1,008.70	1.48%	$7.49
Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.74	1.48%	$7.53

(a)	Annualized, based on each Class’s most recent one-half year expenses.

(b)	Expenses are equal to each Class’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

WSTCM CREDIT SELECT RISK-MANAGED FUND
OTHER INFORMATION (Unaudited)

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available free of charge upon request by calling the Trust toll-free at 1-866-515-4626. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Trust toll-free at 1-866-515-4626, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling the Trust toll-free at 1-866-515-4626, or on the SEC’s website at www.sec.gov and on the Fund’s website www.wstamfunds.com.

FEDERAL TAX INFORMATION (Unaudited)

Qualified Dividend Income – The Fund designates none of its ordinary income dividends as qualified dividend income eligible for the reduced tax rate of 15%.

Dividend Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s ordinary income dividends that qualifies under the tax law. For the Fund’s fiscal year ended August 31, 2023, none of the ordinary income dividends qualified for the corporate dividends received deduction.

WSTCM CREDIT SELECT RISK-MANAGED FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board of Trustees has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust. The address for each Trustee and executive officer of the Trust is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Wayne F. Wilbanks* Year of Birth: 1960	Since July 2013	Trustee and President	Managing Principal and Chief Investment Officer of Wilbanks, Smith & Thomas, LLC.	1	None
Independent Trustees:
Thomas G. Douglass Year of Birth: 1956	Since June 2013	Trustee	Principal of Douglass and Douglass, Attorneys.	1	Independent Trustee of Centaur Mutual Funds Trust for its three series.
James H. Speed, Jr. Year of Birth: 1953	Since June 2013	Trustee	Retired, Private Investor (2016 to present).	1	Independent Trustee of Centaur Mutual Funds Trust for its three series, Chesapeake Investment Trust for its one series, Hillman Capital Management Investment Trust for its one series, Brown Capital Management Funds for its four series, and Starboard Investment Trust for its nine series (all registered investment companies); Director of M&F Bancorp; Director of Investors Title Company.

*	Mr. Wilbanks is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because he is an employee of the Advisor.

WSTCM CREDIT SELECT RISK-MANAGED FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
Leslie A. Green Year of Birth: 1988	Since 2023	Chief Compliance Officer	Chief Compliance Officer, Calfee, Halter & Griswold LLP; Chief Compliance Officer, Eagle Realty Capital Partners LLC and Eagle Realty Group.
Roger H. Scheffel, Jr. Year of Birth: 1968	Since 2013	Vice President	Portfolio manager of the Advisor.
Stephen L. Preston Year of Birth: 1966	Since 2013	AML Compliance Officer	Senior Vice President and Chief Compliance Officer of Ultimus Fund Distributors, LLC and Chief Compliance Officer of Northern Lights Distributors, LLC.
Carol J. Highsmith Year of Birth: 1964	Since 2020	Secretary	Vice President and Senior Counsel of Ultimus Fund Solutions, LLC.
Angela A. Simmons Year of Birth: 1975	Since 2022	Treasurer (Principal Financial Officer)	Vice President - Financial Administration of Ultimus Fund Solutions, LLC. She has worked at Ultimus since 2007 in a number of roles, including Assistant Vice President - Financial Administration and Assistant Mutual Fund Controller - Fund Accounting Manager.

Additional information about members of the Board and executive officers is available in the Fund’s Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call toll-free 1-866-515-4626.

WSTCM-AR-23

(b)          Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 13(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is James H. Speed Jr. Mr. Speed is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $15,750 and $15,000 with respect to the registrant’s fiscal years ended August 31, 2023 and 2022, respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $3,650 and $3,650 with respect to the registrant’s fiscal years ended August 31, 2023 and 2022, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	With respect to the fiscal years ended August 31, 2023 and 2022, aggregate non-audit fees of $3,650 and $3,650, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	See Schedule I (Investments in securities of unaffiliated issuers)

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1) Not applicable

(2) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics
Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WST Investment Trust

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	November 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	November 6, 2023

By (Signature and Title)*		/s/ Angela A. Simmons
Angela A. Simmons, Treasurer and Principal Accounting Officer

Date	November 6, 2023

* Print the name and title of each signing officer under his or her signature.